Impairment charges on intangible assets and property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impairment of Assets [Abstract]
Impairment loss	$ 1,484	$ 1,151
Impairment loss recognised in profit or loss, intangible assets other than goodwill	1,200	770
Impairment loss recognised in profit or loss, property, plant and equipment	284	381
Fair value of property, plant and equipment materially different from carrying amount	$ 50	$ 0